                      MERRILL LYNCH LIFE INSURANCE COMPANY

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                         SUPPLEMENT DATED JULY 12, 2004
                                     TO THE
                                PROSPECTUSES FOR
                      RETIREMENT PLUS  (DATED MAY 1, 2004)
                     RETIREMENT POWER  (DATED MAY 1, 2004)
                    RETIREMENT OPTIMIZER (DATED MAY 1, 2004)

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT B
                         SUPPLEMENT DATED JULY 12, 2004
                                     TO THE
                                 PROSPECTUS FOR
                      RETIREMENT PLUS (DATED MAY 1, 2004)

                  MERRILL LYNCH VARIABLE LIFE SEPARATE ACCOUNT
                         SUPPLEMENT DATED JULY 12, 2004
                                     TO THE
                                PROSPECTUSES FOR
                       INVESTOR LIFE (DATED MAY 1, 2001)
                     INVESTOR LIFE PLUS (DATED MAY 1, 2001)
                     ESTATE INVESTOR I (DATED MAY 1, 2001)
                     ESTATE INVESTOR II (DATED MAY 1, 2001)

              MERRILL LYNCH LIFE VARIABLE LIFE SEPARATE ACCOUNT II
                         SUPPLEMENT DATED JULY 12, 2004
                                     TO THE
                                PROSPECTUSES FOR
                        PRIME PLAN I (DATED MAY 1, 1993)
                       PRIME PLAN II (DATED MAY 1, 1993)
                       PRIME PLAN III (DATED MAY 1, 1993)
                       PRIME PLAN IV (DATED MAY 1, 1998)
                        PRIME PLAN V (DATED MAY 1, 2004)
                     PRIME PLAN VI (DATED JANUARY 2, 1991)
                      PRIME PLAN 7 (DATED APRIL 30, 1991)
                   PRIME PLAN INVESTOR (DATED APRIL 30, 1991)
                     DIRECTED LIFE (DATED JANUARY 2, 1991)
                     DIRECTED LIFE 2 (DATED APRIL 30, 1991)

              MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT
                         SUPPLEMENT DATED JULY 12, 2004
                                     TO THE
                                 PROSPECTUS FOR
                       PORTFOLIO PLUS (DATED MAY 1, 2002)

                     ML LIFE INSURANCE COMPANY OF NEW YORK

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT A
                         SUPPLEMENT DATED JULY 12, 2004
                                     TO THE
                                PROSPECTUSES FOR
                      RETIREMENT PLUS  (DATED MAY 1, 2004)
                     RETIREMENT POWER  (DATED MAY 1, 2004)
                    RETIREMENT OPTIMIZER (DATED MAY 1, 2004)

               ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT B
                         SUPPLEMENT DATED JULY 12, 2004
                                     TO THE
                                 PROSPECTUS FOR
                      RETIREMENT PLUS  (DATED MAY 1, 2004)

                 ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT
                         SUPPLEMENT DATED JULY 12, 2004
                                     TO THE
                                PROSPECTUSES FOR
                      PRIME PLAN I (DATED APRIL 30, 1991)
                      PRIME PLAN II (DATED APRIL 30, 1991)
                     PRIME PLAN III (DATED APRIL 30, 1991)
                      PRIME PLAN IV (DATED APRIL 30, 1991)
                      PRIME PLAN V (DATED JANUARY 2, 1991)
                      PRIME PLAN VI (DATED APRIL 30, 1991)
                      PRIME PLAN 7 (DATED APRIL 30, 1991)
                   PRIME PLAN INVESTOR (DATED APRIL 30, 1991)
                      DIRECTED LIFE (DATED APRIL 30, 1991)
                     DIRECTED LIFE 2 (DATED APRIL 30, 1991)

                ML OF NEW YORK VARIABLE LIFE SEPARATE ACCOUNT II
                         SUPPLEMENT DATED JULY 12, 2004
                                     TO THE
                                PROSPECTUSES FOR
                       INVESTOR LIFE (DATED MAY 1, 2001)
                     INVESTOR LIFE PLUS (DATED MAY 1, 2001)

                ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT
                         SUPPLEMENT DATED JULY 12, 2004
                                     TO THE
                                 PROSPECTUS FOR
                       PORTFOLIO PLUS (DATED MAY 1, 1993)

This supplement describes changes to the name and investment strategies of Merrill Lynch Small Cap Value V.I. Fund (the "Fund"), a series of the Merrill Lynch Variable Series Funds, Inc. This Fund is available under the variable annuity contracts and variable life insurance policies listed above (the "Contracts") issued by Merrill Lynch Life Insurance Company or ML Life Insurance

Company of New York. Please retain this supplement with your Contract Prospectus for future reference.

Effective July 26, 2004, Merrill Lynch Small Cap Value V.I. Fund will change its name to Merrill Lynch Value Opportunities V.I. Fund. In addition, effective September 15, 2004, the Fund will eliminate its non-fundamental investment restriction to invest at least 80% of its assets in equity securities of small cap companies. This change will not affect the Fund's investment objective to seek long term growth of capital. The Fund will continue to invest primarily in common stock of small cap companies and emerging growth companies that Fund management believes have special investment value.

This information supplements and supersedes the information contained in your Contract Prospectus.

                                   *   *   *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 for Contracts issued by Merrill Lynch Life Insurance Company or (800) 333-6524 for Contracts issued by ML Life Insurance Company of New York, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.